Note 1 - Summary of Significant Accounting Policies (Details Textual)	3 Months Ended		9 Months Ended		12 Months Ended		166 Months Ended	177 Months Ended
	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2015 USD ($) shares	Sep. 30, 2016 USD ($) shares
Series A Convertible Preferred Stock [Member] | Private Placement [Member]
Stock Issued During Period, Value, New Issues							$ 2,055,000	$ 2,055,000
IPO [Member]
Stock Issued During Period, Value, New Issues							$ 13,555,003	$ 13,555,003
Earliest Tax Year [Member]
Open Tax Year			2012		2012
Non-US [Member]
Revenues					$ 0	$ 0
Common Stock, Shares, Outstanding | shares	3,404,860		3,404,860		208,259	123,711	208,259	3,404,860
Stockholders' Equity, Period Increase (Decrease)			$ 22,325,091				$ 22,732,961
Stock Issued During Period, Value, New Issues					$ 13,060,880	$ 2,055,001
Debt Instrument, Increase (Decrease), Net							5,685,000	$ 5,685,000
Advertising Expense	$ 10,343	$ 500	57,004	$ 1,917	8,220	19,394
Research and Development Expense	79,936	58,792	302,330	179,739	261,000	$ 394,000
Cash, Uninsured Amount	454,369		454,369		4,621,764		$ 4,621,764	$ 454,369
Product Warranty Expense	$ 2,102	$ 12,084	$ 33,083	$ 39,688	$ 56,201
Number of Operating Segments			1		1